Revenues (Details) - Schedule of revenue recognition - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenues (Details) - Schedule of revenue recognition [Line Items]
Total Revenues	$ 166,603	$ 147,005	$ 330,032	$ 281,194
Total revenues recognized in point in time [Member]
Revenues (Details) - Schedule of revenue recognition [Line Items]
Total Revenues	128,868	111,429	254,433	212,354
Total revenues recognized over time [Member]
Revenues (Details) - Schedule of revenue recognition [Line Items]
Total Revenues	37,735	35,576	75,599	68,840
Products [Member]
Revenues (Details) - Schedule of revenue recognition [Line Items]
Total Revenues	115,721	100,305	228,794	190,629
Products [Member] | Total revenues recognized in point in time [Member]
Revenues (Details) - Schedule of revenue recognition [Line Items]
Total Revenues	115,721	100,305	228,794	190,629
Services [Member]
Revenues (Details) - Schedule of revenue recognition [Line Items]
Total Revenues	50,882	46,700	101,238	90,565
Services [Member] | Total revenues recognized in point in time [Member]
Revenues (Details) - Schedule of revenue recognition [Line Items]
Total Revenues	13,147	11,124	25,639	21,725
Services [Member] | Total revenues recognized over time [Member]
Revenues (Details) - Schedule of revenue recognition [Line Items]
Total Revenues	$ 37,735	$ 35,576	$ 75,599	$ 68,840